Concentrations of Risk - Summary of Customer Concentration of Total Revenue (Detail) - Customer Concentration Risk - Revenue	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	32.00%	32.00%	38.00%	29.00%	28.00%	35.00%
Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%	26.00%	24.00%	29.00%	22.00%	23.00%
Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	11.00%	11.00%	12.00%	13.00%		[1]

[1]	Less than 10% of total revenue in the period indicated